ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES.
ORDINARY SHARES

19. ORDINARY SHARES

Upon completion of the IPO in December 2010, the authorized share capital of the Company was US$100 divided into 9,340,238,793 Class A ordinary shares of par value US$0.00001 each and 659,761,207 Class B ordinary shares of par value US$0.00001 each. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to four votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon completion of the IPO in December 2010, 328,047,390 Class A ordinary shares were issued and 1,202,475,813 convertible redeemable preferred shares were automatically converted into either Class A or Class B ordinary shares, amongst which 12,452,848 Class A ordinary shares were issued to the holders of the warrants.

Upon completion of the secondary offering in May 2011, 151,380,000 Class A ordinary shares were issued.

In connection with the acquisition of Trade Lead and Tianshi on January 6, 2012 and the merger of Tudou and Two Merger Sub Inc. on August 23, 2012, 6,202,179 Class A ordinary shares and 834,109,274 Class A ordinary shares were issued, respectively. The remaining share consideration previously held in escrow of 4,495,014 Youku Class A ordinary shares related to the Merger was issued to Mr. Gary Wang during the year ended December 31, 2013 and the fair value of the 4,495,014 Youku Class A ordinary shares was part of the consideration transferred to effect the Merger and recorded as an increase to additional paid in capital as of December 31, 2012 (Note 6).

Ali YK Investment Holding Limited, a jointly wholly owned company by Alibaba Group Holding Limited (“Alibaba”) and Yunfeng Capital, invested US$1,198,397 to purchase 707,250,870 newly issued Class A ordinary shares from the Company, at a purchase price of US$1.6944 per share, corresponding to US$30.50 per American Depositary Share of the Company, each representing 18 Class A ordinary shares on May 21, 2014. Meanwhile, 13,869,990 existing Class B ordinary shares were converted into Class A ordinary shares on the same day.

As of December 31, 2014, there were 2,834,270,299 and 645,691,903 Class A and Class B ordinary shares outstanding, respectively.